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1933 Act/Rule 497(e)

September 21, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:          Virtus Investment Trust

File Nos. 033-36528 and 811-06161

To The Commission Staff:

On behalf of Virtus Investment Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses for Virtus AllianzGI Emerging Markets Opportunities Fund, Virtus AllianzGI Focused Growth Fund, Virtus AllianzGI Global Small-Cap Fund, Virtus AllianzGI Health Sciences Fund, Virtus AllianzGI Income & Growth Fund, Virtus AllianzGI Mid-Cap Growth Fund, Virtus AllianzGI Small-Cap Fund, Virtus AllianzGI Technology Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund and Virtus NFJ Small-Cap Value Fund (the “Funds”), in the Trust filed under Rule 497(e) on September 8, 2021. The purpose of this filing is to submit the 497(e) filing dated September 8, 2021 in XBRL for the Funds.

Very truly yours,

/s/ Jennifer S. Fromm
Jennifer S. Fromm
Vice President, Chief Legal Officer,
Counsel and Secretary
Virtus Investment Partners, Inc.

cc: Ralph Summa

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